Submission	Jul. 02, 2026
Submission [Line Items]
Central Index Key	0001805077
Registrant Name	Eos Energy Enterprises, Inc.
Registration File Number	333-295819
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A